Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of performance and Making Key Decisions Regarding Resource

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following (unaudited):

	Six Months Ended June 30, 2025	For the period from February 6, 2024 (inception)through June 30, 2024
General and administrative expenses	$1,239	$—
Total operating expenses	(1,239)	—
Income tax expense	—	—
Net loss	$(1,239)	$—